Note 1 - Nature of Business and Summary of significant Accounting Policies - Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic (in shares)	5,600,964	5,592,668	5,584,396
Dilutive effect of stock options (in shares)	0	0	87
Dilutive weighted average shares outstanding (in shares)	5,600,964	5,592,668	5,584,483
Net income	$ 1,854	$ 9,620	$ 7,494
Net income per share – basic (in dollars per share)	$ 0.33	$ 1.72	$ 1.34
Net income per share – diluted (in dollars per share)	$ 0.33	$ 1.72	$ 1.34